Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2012	Mar. 31, 2012	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Maximum annual monitoring fee under advisory and consulting services		$ 7.0		$ 7.0
Annual monitoring fee maximum under advisory and consulting services, percentage		2.00%		2.00%
Annual monitoring fee recorded as component of selling, general and administrative expense	1.75		5.25	7.00	7.00	7.00
Blackstone Management Partners V Llc | Transaction fee
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				15.0
Blackstone Management Partners V Llc | Acquisition Related Expenses
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				0.6
Blackstone Advisory Services Lp
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				3.0
Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)
Related Party Transaction [Line Items]
Transaction and Monitoring Fee Agreement, amount paid				$ 5.0